DERIVATIVES AND HEDGING ACTIVITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net income (loss) from hedging transactions recognized in financial expenses, net	$ 3	$ 82
Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	6,422		$ 6,471
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivative liabilities	3		4
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value of derivative assets	$ 17
Fair value of derivative liabilities			$ 58